Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
January 31, 2023
(Unaudited)
Shares Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600 MetLife, Inc., Series F, 4.75% ..... $ 633,972
38,900 Morgan Stanley, Series K, 5.85% ... 978,335
31,500 Public Storage, Series O, 3.90% .... 580,860
28,500 US Bancorp, Series L, 3.75% ...... 523,830
122,100 Wells Fargo & Co., Series Z, 4.75% . 2,592,183
Total Preferred Stocks
(Cost $6,547,571)
5,309,180
EXCHANGE-TRADED FUNDS — 19.3%
UNITED STATES — 19.3%
4,381,817 Invesco Preferred ETF ........... 55,429,985
1,391,632 iShares JP Morgan USD Emerging
Markets Bond ETF ......... 122,338,369
1,832,790 iShares MBS ETF .............. 175,727,905
1,163,812 SPDR Bloomberg Convertible
Securities ETF ............. 79,383,617
Total Exchange-Traded Funds
(Cost $468,359,803)
432,879,876
Principal
Amount
BANK LOANS — 0.3%
UNITED STATES — 0.3%
$ 5,000,000 Caliber Home Loans, Inc.,
(SOFR + 3.000%),
7.41%, 07/24/25(a)(b) ....... 4,975,000
2,544,358 Vaca Morada,
(SOFR + 2.750%),
4.49%, 03/25/24(a)(b) ....... 2,537,997
Total Bank Loans
(Cost $7,544,358)
7,512,997
CORPORATE BONDS — 9.0%
AUSTRALIA — 0.1%
650,000 Mineral Resources Ltd. MTN,
8.50%, 05/01/30(c) ......... 671,528
CANADA — 0.4%
1,000,000 1011778 BC ULC/New Red Finance,
Inc.,
3.88%, 01/15/28(c) ......... 913,980
1,250,000 Brookfield Residential Properties, Inc./
Brookfield Residential US LLC,
6.25%, 09/15/27(c) ......... 1,111,538
1,125,000 First Quantum Minerals Ltd.,
6.50%, 03/01/24(c) ......... 1,123,481
1,000,000 First Quantum Minerals Ltd.,
6.88%, 03/01/26(c) ......... 965,667
Principal
Amount Value
CANADA (continued)
$ 550,000 Garda World Security Corp.,
7.75%, 02/15/28(c) ......... $ 557,563
1,325,000 GFL Environmental, Inc.,
3.75%, 08/01/25(c) ......... 1,259,081
1,100,000 goeasy Ltd.,
5.38%, 12/01/24(c) ......... 1,052,898
750,000 Hudbay Minerals, Inc.,
6.13%, 04/01/29(c) ......... 694,663
550,000 Kronos Acquisition Holdings, Inc./
KIK Custom Products, Inc.,
7.00%, 12/31/27(c) ......... 479,325
500,000 NOVA Chemicals Corp.,
4.88%, 06/01/24(c) ......... 492,685
1,000,000 Telesat Canada/Telesat LLC,
4.88%, 06/01/27(c) ......... 489,790
9,140,671
CAYMAN ISLANDS — 0.1%
631,125 Seagate HDD Cayman,
9.63%, 12/01/32(c) ......... 714,648
762,952 Spirit Loyalty Cayman Ltd./Spirit IP
Cayman Ltd.,
8.00%, 09/20/25(c) ......... 776,304
850,000 Spirit Loyalty Cayman Ltd/Spirit IP
Cayman Ltd.,
8.00%, 09/20/25(c) ......... 869,108
2,360,060
FRANCE — 0.0%
650,000 Constellium SE,
5.63%, 06/15/28(c) ......... 616,200
GERMANY — 0.0%
500,000 Deutsche Bank AG GMTN,
(5 yr. Swap Semi 30/360 USD +
2.248%),
4.30%, 05/24/28(b) ......... 487,662
IRELAND — 0.2%
1,825,000 Avolon Holdings Funding Ltd.,
2.53%, 11/18/27(c) ......... 1,573,039
1,500,000 Castlelake Aviation Finance DAC,
5.00%, 04/15/27(c) ......... 1,342,500
1,103,000 LCPR Senior Secured Financing DAC,
6.75%, 10/15/27(c) ......... 1,068,098
3,983,637
ITALY — 0.1%
1,500,000 Intesa Sanpaolo SpA MTN,
5.71%, 01/15/26(c) ......... 1,472,434

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
ITALY (continued)
$ 1,525,000 UniCredit SpA,
(USD Swap Rate 11:00 am NY 5
+ 3.703%),
5.86%, 06/19/32(b)(c) ....... $ 1,397,529
2,869,963
LUXEMBOURG — 0.2%
525,000 Allied Universal Holdco LLC/Allied
Universal Finance Corp./Atlas
Luxco 4 Sarl,
4.63%, 06/01/28(c) ......... 452,834
1,075,000 Altice Financing SA,
5.00%, 01/15/28(c) ......... 912,782
1,000,000 Altice France Holding SA,
6.00%, 02/15/28(c) ......... 673,187
1,100,000 Connect Finco SARL/Connect US
Finco LLC,
6.75%, 10/01/26(c) ......... 1,051,875
525,000 Intelsat Jackson Holdings SA,
6.50%, 03/15/30(c) ......... 476,700
600,000 Telecom Italia Capital SA,
6.38%, 11/15/33 ........... 503,910
4,071,288
MALTA — 0.0%
575,000 VistaJet Malta Finance Plc/XO
Management Holding, Inc.,
6.38%, 02/01/30(c) ......... 507,093
NETHERLANDS — 0.1%
1,075,000 Teva Pharmaceutical Finance
Netherlands III BV,
3.15%, 10/01/26 ........... 963,028
1,000,000 UPC Holding BV,
5.50%, 01/15/28(c) ......... 912,500
1,875,528
UNITED KINGDOM — 0.1%
775,000 INEOS Quattro Finance 2 Plc,
3.38%, 01/15/26(c) ......... 711,326
700,000 Jaguar Land Rover Automotive Plc,
7.75%, 10/15/25(c) ......... 689,500
1,050,000 Jaguar Land Rover Automotive Plc,
5.50%, 07/15/29(c) ......... 837,333
2,238,159
UNITED STATES — 7.7%
1,000,000 Abercrombie & Fitch Management
Co.,
8.75%, 07/15/25(c) ......... 1,010,000
650,000 AdaptHealth LLC,
6 .13%, 08/01/28(c) ......... 614,914
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 Adient Global Holdings Ltd.,
4.88%, 08/15/26(c) ......... $ 948,377
650,000 Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28(c) ......... 494,000
750,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
7.50%, 03/15/26(c) ......... 769,105
1,175,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
5.88%, 02/15/28(c) ......... 1,148,562
1,200,000 Allison Transmission, Inc.,
5.88%, 06/01/29(c) ......... 1,155,324
381,965 Ambac Assurance Corp.,
5.10%(c)(d) ............... 555,759
1,025,000 American Airlines, Inc.,
11.75%, 07/15/25(c) ........ 1,141,232
925,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.50%, 04/20/26(c) ......... 906,496
1,725,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.75%, 04/20/29(c) ......... 1,669,465
75,000 American Axle & Manufacturing, Inc.,
6.50%, 04/01/27 ........... 69,181
1,475,000 American Builders & Contractors
Supply Co., Inc.,
3.88%, 11/15/29(c) ......... 1,257,438
1,225,000 AMN Healthcare, Inc.,
4.63%, 10/01/27(c) ......... 1,136,285
725,000 AMN Healthcare, Inc.,
4.00%, 04/15/29(c) ......... 627,019
520,000 Antero Resources Corp.,
8.38%, 07/15/26(c) ......... 545,737
1,175,000 Aramark Services, Inc.,
6.38%, 05/01/25(c) ......... 1,175,294
975,000 Archrock Partners LP/Archrock
Partners Finance Corp.,
6.25%, 04/01/28(c) ......... 926,250
1,075,000 Ascent Resources Utica Holdings LLC/
ARU Finance Corp.,
8.25%, 12/31/28(c) ......... 1,047,641
750,000 At Home Group, Inc.,
7.13%, 07/15/29(c) ......... 464,948
630,000 Bank of New York Mellon Corp.
(The), Series F,
(3 mo. LIBOR USD + 3.131%),
4.63%(b)(d) .............. 583,997

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 Bath & Body Works, Inc.,
6.63%, 10/01/30(c) ......... $ 971,831
1,350,000 BellRing Brands, Inc.,
7.00%, 03/15/30(c) ......... 1,339,890
1,000,000 Berry Global, Inc.,
5.63%, 07/15/27(c) ......... 982,500
1,575,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.63%, 12/15/25(c) ......... 1,599,609
1,000,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
6.63%, 07/15/26(c) ......... 985,000
600,000 Boyd Gaming Corp.,
4.75%, 06/15/31(c) ......... 539,886
750,000 Bread Financial Holdings, Inc.,
4.75%, 12/15/24(c) ......... 680,625
1,200,000 Bread Financial Holdings, Inc.,
7.00%, 01/15/26(c) ......... 1,103,639
1,050,000 Brink's Co. (The),
5 .50%, 07/15/25(c) ......... 1,034,512
625,000 Buckeye Partners LP,
4.50%, 03/01/28(c) ......... 573,250
1,200,000 Builders FirstSource, Inc.,
4.25%, 02/01/32(c) ......... 1,032,479
1,500,000 Caesars Entertainment, Inc.,
6.25%, 07/01/25(c) ......... 1,493,112
901,000 Caesars Entertainment, Inc.,
8.13%, 07/01/27(c) ......... 911,398
1,200,000 Caesars Entertainment, Inc.,
4.63%, 10/15/29(c) ......... 1,026,000
1,300,000 Caesars Resort Collection LLC/CRC
Finco, Inc.,
5.75%, 07/01/25(c) ......... 1,300,221
1,525,000 Calpine Corp.,
3.75%, 03/01/31(c) ......... 1,271,384
1,350,000 Carnival Corp.,
10.50%, 02/01/26(c) ........ 1,411,978
1,775,000 Carnival Corp.,
5.75%, 03/01/27(c) ......... 1,473,250
1,250,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 08/15/30(c) ......... 1,068,750
1,000,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.25%, 02/01/31(c) ......... 833,050
1,000,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 06/01/33 (c) ......... 812,500
800,000 CDI Escrow Issuer, Inc.,
5.75%, 04/01/30(c) ......... 758,848
Principal
Amount Value
UNITED STATES (continued)
$ 1,350,000 Celanese US Holdings LLC,
6.38%, 07/15/32 ........... $ 1,356,645
1,670,000 Charles Schwab Corp. (The), Series H,
(10 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.079%),
4.00%(b)(d) .............. 1,436,617
400,000 Chart Industries, Inc.,
7.50%, 01/01/30(c) ......... 408,500
650,000 CHS/Community Health Systems,
Inc.,
8.00%, 03/15/26(c) ......... 632,482
1,525,000 CHS/Community Health Systems,
Inc.,
6.00%, 01/15/29(c) ......... 1,338,569
1,250,000 Churchill Downs, Inc.,
4.75%, 01/15/28(c) ......... 1,169,575
1,175,000 CITGO Petroleum Corp.,
7.00%, 06/15/25(c) ......... 1,165,106
1,500,000 Cleveland-Cliffs, Inc.,
6.75%, 03/15/26(c) ......... 1,522,410
1,325,000 Cogent Communications Group, Inc.,
7.00%, 06/15/27(c) ......... 1,311,485
500,000 CommScope, Inc.,
6.00%, 03/01/26(c) ......... 480,900
775,000 CommScope, Inc.,
4.75%, 09/01/29(c) ......... 641,828
350,000 Crescent Energy Finance LLC,
9.25%, 02/15/28(c) ......... 349,458
975,000 CrownRock LP/CrownRock Finance,
Inc.,
5.63%, 10/15/25(c) ......... 950,625
1,325,000 CSC Holdings LLC,
6.50%, 02/01/29(c) ......... 1,151,822
1,000,000 CSC Holdings LLC,
4.50%, 11/15/31(c) ......... 734,600
1,025,000 Dana, Inc.,
4.50%, 02/15/32 ........... 864,598
1,375,000 Darling Ingredients, Inc.,
6.00%, 06/15/30(c) ......... 1,368,084
475,000 Delta Air Lines, Inc.,
7 .38%, 01/15/26 ........... 494,103
650,000 Directv Financing LLC/Directv
Financing Co-Obligor, Inc.,
5.88%, 08/15/27(c) ......... 588,773
550,000 DISH DBS Corp.,
5.25%, 12/01/26(c) ......... 473,990
1,200,000 DISH Network Corp.,
11.75%, 11/15/27(c) ........ 1,247,160

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,532,000 Edgewell Personal Care Co.,
4.13%, 04/01/29(c) ......... $ 1,343,319
825,000 Embecta Corp.,
5.00%, 02/15/30(c) ......... 680,748
725,000 Entegris, Inc.,
4.38%, 04/15/28(c) ......... 656,125
1,250,000 Enviva Partners LP/Enviva Partners
Finance Corp.,
6.50%, 01/15/26(c) ......... 1,166,762
1,050,000 EQM Midstream Partners LP,
6.50%, 07/01/27(c) ......... 1,031,110
600,000 EQM Midstream Partners LP,
7.50%, 06/01/30(c) ......... 599,706
475,000 EQM Midstream Partners LP,
4.75%, 01/15/31(c) ......... 402,453
925,000 EQM Midstream Partners LP,
6.50%, 07/15/48 ........... 712,250
250,000 Evergreen Acqco 1 LP/TVI, Inc.,
9.75%, 04/26/28(c) ......... 245,938
425,000 Ford Motor Co.,
6.63%, 10/01/28 ........... 442,671
800,000 Ford Motor Co.,
3.25%, 02/12/32 ........... 634,857
850,000 Ford Motor Co.,
4.75%, 01/15/43 ........... 663,749
575,000 Ford Motor Co.,
5.29%, 12/08/46 ........... 474,220
500,000 Ford Motor Credit Co. LLC,
4.00%, 11/13/30 ........... 434,439
675,000 Frontier Communications Holdings
LLC,
8.75%, 05/15/30(c) ......... 699,155
500,000 GCI LLC,
4.75%, 10/15/28(c) ......... 440,270
1,200,000 Gen Digital, Inc.,
7.13%, 09/30/30(c) ......... 1,218,360
625,000 Genesis Energy LP/Genesis Energy
Finance Corp.,
6.50%, 10/01/25 ........... 614,062
722,000 Global Infrastructure Solutions, Inc.,
5.63%, 06/01/29(c) ......... 592,040
1,000,000 Gulfport Energy Corp.,
8.00%, 05/17/26(c) ......... 990,810
1,050,000 H&E Equipment Services, Inc.,
3.88%, 12/15/28(c) ......... 926,541
1,050,000 Hanesbrands, Inc.,
4.88%, 05/15/26(c) ......... 982,474
1,625,000 Harvest Midstream I LP,
7.50%, 09/01/28(c) ......... 1,599,439
Principal
Amount Value
UNITED STATES (continued)
$ 775,000 HAT Holdings I LLC/HAT Holdings
II LLC REIT,
3.38%, 06/15/26(c) ......... $ 687,813
525,000 Hertz Corp. (The),
5.00%, 12/01/29(c) ......... 429,188
725,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
6.00%, 02/01/31(c) ......... 665,115
1,125,000 Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/32(c) ......... 940,635
1,125,000 Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand
Vacations Borrower Esc,
4.88%, 07/01/31(c) ......... 975,578
325,000 Howard Midstream Energy Partners
LLC,
6.75%, 01/15/27(c) ......... 316,875
1,200,000 Hughes Satellite Systems Corp.,
6.63%, 08/01/26 ........... 1,160,544
500,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
6.38%, 12/15/25 ........... 495,630
575,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
4.38%, 02/01/29 ........... 500,717
975,000 IRB Holding Corp.,
7.00%, 06/15/25(c) ......... 978,490
750,000 JB Poindexter & Co., Inc.,
7.13%, 04/15/26(c) ......... 740,625
1,500,000 JELD-WEN, Inc.,
4.63%, 12/15/25(c) ......... 1,320,000
4,810,000 JPMorgan Chase & Co., Series HH,
(3 mo. Term SOFR + 3.125%),
4.60%(b)(d) .............. 4,500,356
1,250,000 Kaiser Aluminum Corp.,
4.50%, 06/01/31(c) ......... 1,057,013
2,075,000 Kennedy-Wilson, Inc.,
4.75%, 02/01/30 ........... 1,701,988
525,000 Koppers, Inc.,
6.00%, 02/15/25(c) ......... 517,125
675,000 LABL, Inc.,
6.75%, 07/15/26(c) ......... 654,342
1,575,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
4.75%, 06/15/29(c) ......... 1,308,557
550,000 LBM Acquisition LLC,
6.25%, 01/15/29(c) ......... 413,633
925,000 LCM Investments Holdings II LLC,
4.88%, 05/01/29(c) ......... 763,356

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 800,000 Legacy LifePoint Health LLC,
6.75%, 04/15/25(c) ......... $ 780,000
850,000 Level 3 Financing, Inc.,
3.75%, 07/15/29(c) ......... 622,838
550,000 Live Nation Entertainment, Inc.,
4.88%, 11/01/24(c) ......... 534,301
600,000 Live Nation Entertainment, Inc.,
5.63%, 03/15/26(c) ......... 582,996
1,125,000 LSF9 Atlantis Holdings LLC/Victra
Finance Corp.,
7.75%, 02/15/26(c) ......... 1,023,727
1,000,000 Lumen Technologies, Inc.,
5.13%, 12/15/26(c) ......... 852,500
550,000 Manitowoc Co., Inc. (The),
9.00%, 04/01/26(c) ......... 541,062
1,050,000 Masonite International Corp.,
5.38%, 02/01/28(c) ......... 985,971
1,275,000 Match Group Holdings II LLC,
5.00%, 12/15/27(c) ......... 1,222,553
200,000 Mauser Packaging Solutions Holding
Co.,
7.88%, 08/15/26(c) ......... 201,750
800,000 Medline Borrower LP,
3.88%, 04/01/29(c) ......... 682,440
1,000,000 Meritage Homes Corp.,
3.88%, 04/15/29(c) ......... 886,250
825,000 Midcap Financial Issuer Trust,
6.50%, 05/01/28(c) ......... 726,000
750,000 Midcontinent Communications/
Midcontinent Finance Corp.,
5.38%, 08/15/27(c) ......... 706,523
1,035,000 Mileage Plus Holdings LLC/Mileage
Plus Intellectual Property Assets
Ltd.,
6.50%, 06/20/27(c) ......... 1,045,671
425,000 MIWD Holdco II LLC/MIWD
Finance Corp.,
5.50%, 02/01/30(c) ......... 353,813
1,150,000 ModivCare, Inc.,
5.88%, 11/15/25(c) ......... 1,111,613
1,575,000 MPT Operating Partnership LP/MPT
Finance Corp. REIT,
4.63%, 08/01/29 ........... 1,224,562
1,400,000 Navient Corp.,
6.75%, 06/25/25 ........... 1,396,766
250,000 NCL Corp. Ltd.,
8.38%, 02/01/28(c) ......... 254,008
825,000 New Enterprise Stone & Lime Co.,
Inc.,
5.25%, 07/15/28(c) ......... 759,454
Principal
Amount Value
UNITED STATES (continued)
$ 275,000 Newell Brands, Inc.,
6.63%, 09/15/29 ........... $ 280,715
525,000 Nexstar Media, Inc.,
5.63%, 07/15/27(c) ......... 501,438
550,000 Nexstar Media, Inc.,
4.75%, 11/01/28(c) ......... 490,875
1,300,000 Northern Oil and Gas, Inc.,
8.13%, 03/01/28(c) ......... 1,295,232
575,000 Novelis Corp.,
3.25%, 11/15/26(c) ......... 520,559
775,000 Novelis Corp.,
3.88%, 08/15/31(c) ......... 654,100
600,000 Occidental Petroleum Corp.,
6.63%, 09/01/30 ........... 636,988
1,000,000 Occidental Petroleum Corp.,
4.30%, 08/15/39 ........... 812,047
575,000 Occidental Petroleum Corp.,
6.20%, 03/15/40 ........... 580,425
500,000 OneMain Finance Corp.,
6.13%, 03/15/24 ........... 495,735
600,000 OneMain Finance Corp.,
5.38%, 11/15/29 ........... 525,360
1,000,000 Open Text Holdings, Inc.,
4.13%, 02/15/30(c) ......... 841,094
1,150,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
4.13%, 04/30/28(c) ......... 1,044,258
425,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
5.13%, 04/30/31(c) ......... 383,686
850,000 Pactiv Evergreen Group Issuer LLC/
Pactiv Evergreen Group Issuer,
Inc.,
4.38%, 10/15/28(c) ......... 755,474
600,000 Patrick Industries, Inc.,
4.75%, 05/01/29(c) ......... 512,910
1,221,000 Performance Food Group, Inc.,
5.50%, 10/15/27(c) ......... 1,175,188
500,000 PetSmart, Inc./PetSmart Finance
Corp.,
4.75%, 02/15/28(c) ......... 464,900
525,000 PetSmart, Inc./PetSmart Finance
Corp.,
7.75%, 02/15/29(c) ......... 519,645
625,000 Pilgrim's Pride Corp.,
4.25%, 04/15/31(c) ......... 543,388
775,000 Pilgrim's Pride Corp.,
3.50%, 03/01/32(c) ......... 630,656
475,000 PRA Group, Inc.,
8.38%, 02/01/28(c) ......... 477,893

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 550,000 PRA Group, Inc.,
5.00%, 10/01/29(c) ......... $ 472,189
1,675,000 Prestige Brands, Inc.,
3.75%, 04/01/31(c) ......... 1,422,243
775,000 Prime Healthcare Services, Inc.,
7.25%, 11/01/25(c) ......... 682,388
925,000 Range Resources Corp.,
8.25%, 01/15/29 ........... 951,982
1,000,000 Rockies Express Pipeline LLC,
4.80%, 05/15/30(c) ......... 890,000
750,000 Royal Caribbean Cruises Ltd.,
11.50%, 06/01/25(c) ........ 804,375
1,050,000 Royal Caribbean Cruises Ltd.,
5.50%, 08/31/26(c) ......... 939,706
300,000 Royal Caribbean Cruises Ltd.,
9.25%, 01/15/29(c) ......... 316,461
275,000 RP Escrow Issuer LLC,
5.25%, 12/15/25(c) ......... 224,400
975,000 Sabre GLBL, Inc.,
7.38%, 09/01/25(c) ......... 956,028
675,000 SCIL IV LLC/SCIL USA Holdings
LLC,
5.38%, 11/01/26(c) ......... 623,363
1,350,000 Scotts Miracle-Gro Co. (The),
4.38%, 02/01/32 ........... 1,100,412
650,000 Scripps Escrow, Inc.,
5.88%, 07/15/27(c) ......... 576,979
1,000,000 Select Medical Corp.,
6.25%, 08/15/26(c) ......... 976,400
1,475,000 Service Corp. International,
4.00%, 05/15/31 ........... 1,289,858
1,050,000 Service Properties Trust REIT,
4.35%, 10/01/24 ........... 990,150
1,025,000 Sirius XM Radio, Inc.,
3.13%, 09/01/26(c) ......... 922,459
750,000 Sirius XM Radio, Inc.,
4.00%, 07/15/28(c) ......... 667,575
1,155,000 Six Flags Entertainment Corp.,
4.88%, 07/31/24(c) ......... 1,130,456
875,000 Southwestern Energy Co.,
5 .38%, 03/15/30 ........... 813,750
650,000 Southwestern Energy Co.,
4.75%, 02/01/32 ........... 570,375
500,000 Spectrum Brands, Inc.,
5.50%, 07/15/30(c) ......... 454,165
500,000 Spectrum Brands, Inc.,
3.88%, 03/15/31(c) ......... 403,115
975,000 Spirit AeroSystems, Inc.,
7.50%, 04/15/25(c) ......... 978,354
Principal
Amount Value
UNITED STATES (continued)
$ 425,000 Spirit AeroSystems, Inc.,
9.38%, 11/30/29(c) ......... $ 461,877
925,000 Sprint Capital Corp.,
6.88%, 11/15/28 ........... 989,332
1,050,000 Standard Industries, Inc.,
4.75%, 01/15/28(c) ......... 983,640
400,000 Starwood Property Trust, Inc. REIT,
5.50%, 11/01/23(c) ......... 398,200
725,000 Starwood Property Trust, Inc. REIT,
3.63%, 07/15/26(c) ......... 650,680
650,000 Summit Materials LLC/Summit
Materials Finance Corp.,
5.25%, 01/15/29(c) ......... 610,343
750,000 Sunnova Energy Corp.,
5.88%, 09/01/26(c) ......... 674,117
625,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
7.50%, 10/01/25(c) ......... 634,719
700,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
6.00%, 12/31/30(c) ......... 637,546
1,000,000 TEGNA, Inc.,
5.00%, 09/15/29 ........... 942,010
1,350,000 Tenet Healthcare Corp.,
5.13%, 11/01/27 ........... 1,299,645
500,000 Tenet Healthcare Corp.,
6.13%, 10/01/28 ........... 465,000
625,000 TransDigm, Inc.,
8.00%, 12/15/25(c) ......... 638,456
650,000 TransDigm, Inc.,
6.25%, 03/15/26(c) ......... 647,619
750,000 Trident TPI Holdings, Inc.,
9.25%, 08/01/24 (c) ......... 731,795
1,150,000 Tronox, Inc.,
4.63%, 03/15/29(c) ......... 983,250
1,650,000 Truist Financial Corp., Series N,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.003%),
4.80%(b)(d) .............. 1,579,432
1,500,000 Uber Technologies, Inc.,
8.00%, 11/01/26(c) ......... 1,528,384
275,000 United Airlines, Inc.,
4.63%, 04/15/29(c) ......... 250,984
575,000 United Rentals North America, Inc.,
3.75%, 01/15/32 ........... 495,127
1,000,000 Uniti Group LP/Uniti Fiber Holdings,
Inc./CSL Capital LLC REIT,
7.88%, 02/15/25(c) ......... 987,038

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 950,000 US Foods, Inc.,
6.25%, 04/15/25(c) ......... $ 951,719
825,000 USA Compression Partners LP/USA
Compression Finance Corp.,
6.88%, 09/01/27 ........... 800,044
100,000 Venture Global Calcasieu Pass LLC,
6.25%, 01/15/30(c) ......... 101,920
1,000,000 Viasat, Inc.,
5.63%, 09/15/25(c) ......... 940,000
500,000 Viking Cruises Ltd.,
5.88%, 09/15/27(c) ......... 425,890
575,000 Vistra Operations Co. LLC,
4.38%, 05/01/29(c) ......... 505,730
1,025,000 WASH Multifamily Acquisition, Inc.,
5.75%, 04/15/26(c) ......... 949,171
750,000 WESCO Distribution, Inc.,
7.13%, 06/15/25(c) ......... 762,000
750,000 WESCO Distribution, Inc.,
7.25%, 06/15/28(c) ......... 768,407
675,000 WR Grace Holdings LLC,
5.63%, 08/15/29(c) ......... 562,613
1,075,000 Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.,
5.50%, 03/01/25(c) ......... 1,048,716
173,017,095
Total Corporate Bonds
(Cost $216,427,553)
201,838,884
ASSET-BACKED SECURITIES — 16.5%
CAYMAN ISLANDS — 1.4%
Collateralized Loan Obligations — 1.4%
1,000,000 Apidos CLO XV, Series 2013-15A,
Class ERR,
(3 mo. LIBOR USD + 5.700%),
10.51%, 04/20/31(b)(c) ...... 875,106
5,000,000 Atrium VIII, Series 8A, Class SUB,
12.51%, 10/23/24(b)(c)(e) .... 17,000
12,131,250 Atrium XIII, Series 13A, Class SUB,
2.32%, 11/21/47(b)(c)(e) ..... 5,825,516
17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
9.08%, 04/20/32(b)(c)(e) ..... 6,088,746
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
9.14%, 01/20/31(b)(c)(e) ..... 3,513,106
4,500,000 Generate CLO-3 Ltd., Series 3A,
Class ER,
(3 mo. LIBOR USD + 6.400%),
11.21%, 10/20/29(b)(c) ...... 4,257,122
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 2,000,000 Madison Park Funding XLI Ltd.,
Series 12A, Class ER,
(3 mo. LIBOR USD + 5.250%),
10.07%, 04/22/27(b)(c)(e) .... $ 1,874,222
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
9.47%, 07/25/31(b)(c) ....... 1,981,332
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
10.78%, 10/23/30(b)(c)(e) .... 1,455,543
7,500,000 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. LIBOR USD + 8.100%),
12.91%, 04/20/31(b)(c)(e) .... 5,652,459
31,540,152
UNITED STATES — 15.1%
Other Asset-Backed Securities — 15.1%
3,789,092 510 Loan Acquisition Trust, Series
2020-1, Class A, STEP,
5.11%, 09/25/60(c) ......... 3,645,165
218,484 Aegis Asset-Backed Securities
Corp. Mortgage Pass-Through
Certificates, Series 2003-3,
Class M1,
(1 mo. LIBOR USD + 1.050%),
5.56%, 01/25/34(b) ......... 211,691
5,000,000 Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through
Certificates, Series 2005-R3,
Class M7,
(1 mo. LIBOR USD + 1.980%),
6.49%, 05/25/35(b) ......... 4,298,103
1,750,000 AMSR Trust, Series 2020-SFR1,
Class G,
4.31%, 04/17/37(c) ......... 1,628,699
6,000,000 AMSR Trust, Series 2020-SFR5,
Class F,
2.69%, 11/17/37(c) ......... 5,319,530
7,600,838 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. LIBOR USD + 0.480%),
4.99%, 05/25/35(b) ......... 6,640,715
4,672,858 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. LIBOR USD + 0.690%),
5.20%, 01/25/36(b) ......... 3,738,178

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 6,033,337 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. LIBOR USD + 0.630%),
4.04%, 01/25/36(b) ......... $ 5,176,515
5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7.07%, 02/10/22(b) ......... 1,692,077
5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
7.93%, 12/10/25(b) ......... 1,209,258
6,075,475 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A1,
(1 mo. LIBOR USD + 1.000%),
5.55%, 05/28/39(b)(c) ....... 5,118,882
1,341,500 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. LIBOR USD + 1.300%),
5.85%, 05/28/39(b)(c) ....... 1,015,889
961,435 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. LIBOR USD + 1.000%),
5.55% , 12/28/40(b)(c) ....... 955,616
2,019,230 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. LIBOR USD + 0.930%),
5.48%, 12/28/40(b)(c) ....... 1,974,109
908,185 Bear Stearns Asset Backed Securities
I Trust, Series 2005-TC1,
Class M4,
(1 mo. LIBOR USD + 1.800%),
5.26%, 05/25/35(b) ......... 890,333
1,809,327 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. LIBOR USD + 1.020%),
5.27%, 12/25/35(b) ......... 2,607,867
3,065,150 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE10,
Class 22A,
(1 mo. LIBOR USD + 0.140%),
4.65%, 12/25/36(b) ......... 4,093,398
4,650,000 Bear Stearns Asset Backed Securities
Trust, Series 2006-SD1,
Class M3,
(1 mo. LIBOR USD + 2.250%),
6.76%, 04/25/36(b) ......... 4,565,287
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. LIBOR USD + 0.420%),
4.93%, 12/26/36(b) ......... $ 3,817,891
6,953,687 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. LIBOR USD + 0.500%),
5.01%, 02/25/37(b) ......... 5,055,138
5,607,121 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4.00%, 11/25/44(b)(c) ....... 5,281,342
3,054,147 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3B,
(1 mo. LIBOR USD + 0.200%),
4.71%, 05/25/37(b) ......... 2,078,725
82,068 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3C,
(1 mo. LIBOR USD + 0.270%),
4.78%, 05/25/37(b) ......... 56,053
3,709,275 Citigroup Mortgage Loan Trust, Series
2007-AHL3, Class A3B,
(1 mo. LIBOR USD + 0.170%),
4.68%, 07/25/45(b) ......... 2,646,297
1,325,115 Conseco Finance Corp., Series 1997-7,
Class M1,
7.03%, 07/15/28(b) ......... 1,248,380
1,417,087 Conseco Finance Corp., Series 1998-2,
Class M1,
6.94%, 12/01/28(b) ......... 1,311,801
2,158,372 Conseco Finance Corp., Series 1999-5,
Class A5,
7.86%, 03/01/30(b) ......... 912,734
2,434,986 Conseco Finance Corp., Series 1999-5,
Class A6,
7.50%, 03/01/30(b) ......... 990,499
11,183,347 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8.06%, 09/01/29(b) ......... 2,470,369
3,567,501 Countrywide Asset-Backed
Certificates, Series 2007-QX1,
Class A1,
(1 mo. LIBOR USD + 0.500%),
4.89%, 05/25/37(b)(c) ....... 2,828,334
1,486,545 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 1AF4,
6.30%, 12/25/35(b) ......... 1,376,957

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 72,333 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 3AV2,
(1 mo. LIBOR USD + 0.160%),
4.67%, 09/25/46(b) ......... $ 71,989
3,999,668 Countrywide Asset-Backed Certificates
Trust, Series 2006-12, Class 1A,
(1 mo. LIBOR USD + 0.260%),
4.77%, 12/25/36(b) ......... 3,668,553
2,118,310 Countrywide Asset-Backed Certificates
Trust, Series 2006-13,
Class 1AF4,
3.99%, 01/25/37(b) ......... 2,003,674
9,268,617 Countrywide Asset-Backed Certificates
Trust, Series 2006-18, Class M1,
(1 mo. LIBOR USD + 0.450%),
4.96%, 03/25/37(b) ......... 8,049,197
6,078,928 Countrywide Asset-Backed Certificates
Trust, Series 2006-22, Class M1,
(1 mo. LIBOR USD + 0.230%),
4.74%, 05/25/47(b) ......... 5,230,801
5,856,313 Countrywide Asset-Backed Certificates
Trust, Series 2006-26, Class M1,
(1 mo. LIBOR USD + 0.250%),
4.76%, 06/25/37(b) ......... 4,262,384
718,444 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. LIBOR USD + 0.180%),
4.63%, 05/15/36(b) ......... 686,845
291,087 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4Q1B,
(1 mo. LIBOR USD + 0.300%),
4.75%, 12/15/33(b)(c) ....... 287,718
477,865 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. LIBOR USD + 0.240%),
4.69%, 02/15/30(b)(c) ....... 454,792
150,505 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 5B1A,
(1 mo. LIBOR USD + 0.190%),
4.64%, 05/15/35 (b)(c) ....... 148,701
197,986 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 5B1B,
(1 mo. LIBOR USD + 0.190%),
4.64%, 05/15/35(b)(c) ....... 196,692
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,709,068 Credit Suisse Mortgage Capital
Certificates Trust, Series 2017-2,
Class CERT,
0.44%, 02/01/47(c)(f) ....... $ 3,702,832
2,116,240 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. LIBOR USD + 0.340%),
4.38%, 07/25/37(b)(c) ....... 1,414,650
4,890,558 First Frankin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. LIBOR USD + 0.540%),
4.56%, 03/25/36(b) ......... 4,304,557
1,467,820 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. LIBOR USD + 1.800%),
6.17%, 10/25/33(b) ......... 1,389,123
9,142,719 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. LIBOR USD + 0.375%),
4.88%, 07/25/36(b) ......... 8,534,684
4,338,633 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. LIBOR USD + 0.600%),
5.11%, 01/25/36(b) ......... 3,965,770
3,575,000 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. LIBOR USD + 0.150%),
4.66%, 03/25/37(b) ......... 1,775,838
2,710,000 FirstKey Homes Trust, Series 2020-
SFR2, Class F1,
3.02%, 10/19/37(c) ......... 2,418,653
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E1,
5.00%, 05/17/39(c) ......... 3,521,169
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E2,
5.00%, 05/17/39(c) ......... 3,465,738
2,553,000 FirstKey Homes Trust, Series 2022-
SFR2, Class E1,
4.50%, 07/17/39(c) ......... 2,223,528
1,500,000 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. LIBOR USD + 0.615%),
5.12%, 11/25/35(b) ......... 1,318,536
1,500,000 FRTKL, Series 2021-SFR1, Class F,
3.17%, 09/17/38(c) ......... 1,268,322

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 454,035 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. LIBOR USD + 0.500%),
5.01%, 02/25/36(b) ......... $ 442,049
1,657 GMACM Home Equity Loan Trust,
Series 2006-HE1, Class A,
(1 mo. LIBOR USD + 0.315%),
4.82%, 11/25/36(b) ......... 3,558
5,314,087 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
8.45%, 06/20/31 (b) ......... 2,761,519
2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. LIBOR USD + 0.700%),
5.21%, 12/25/35(b) ......... 1,086,436
8,543,072 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. LIBOR USD + 0.360%),
4.87%, 03/25/36(b) ......... 2,730,082
361,608 GSAA Trust, Series 2006-7, Class AF2,
5.99%, 03/25/46(b) ......... 143,660
3,566,000 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. LIBOR USD + 3.375%),
7.88%, 02/25/47(b) ......... 3,543,629
3,338,108 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. LIBOR USD + 0.300%),
4.81%, 05/25/37(b)(e) ....... 2,510,333
2,911,749 Home Partners of America Trust, Series
2021-2, Class F,
3.80%, 12/17/26(c) ......... 2,451,738
3,725,451 Home Partners of America Trust, Series
2021-3, Class F,
4.24%, 01/17/41(c) ......... 3,137,620
4,552,747 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
4.49%, 12/25/36 ........... 1,535,671
500,075 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6.53%, 09/25/37(c) ......... 464,064
109,942 JP Morgan Mortgage Acquisition
Trust, Series 2006-WF1,
Class A4, STEP,
6.63%, 07/25/36 ........... 32,735
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 220,726 JP Morgan Mortgage Acquisition
Trust, Series 2006-WMC2,
Class A3,
(1 mo. LIBOR USD + 0.180%),
4.69%, 07/25/36(b) ......... $ 99,818
1,816,090 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6.63%, 04/15/40(b) ......... 1,804,130
229,744 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. LIBOR USD + 0.090%),
4.60%, 06/25/37(b)(c) ....... 162,014
1,608,872 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. LIBOR USD + 2.300%),
6.81%, 12/25/37(b) ......... 1,596,129
4,815,615 Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A,
(1 mo. LIBOR USD + 0.360%),
4.87%, 03/25/46(b) ......... 3,968,998
5,012,686 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. LIBOR USD + 0.320%),
4.83%, 10/25/36(b) ......... 1,575,767
816,747 Madison Avenue Manufactured
Housing Contract Trust, Series
2002-A, Class B2,
(1 mo. LIBOR USD + 3.250%),
7.76%, 03/25/32(b) ......... 816,799
3,806,509 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. LIBOR USD + 0.320%),
4.83%, 03/25/36(b) ......... 315,002
2,088,262 MERIT Securities Corp., Series 13,
Class M2, STEP,
7.88%, 12/28/33 ........... 1,665,885
7,113,805 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. LIBOR USD + 0.500%),
5.01%, 10/25/37(b) ......... 1,207,646
976,444 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. LIBOR USD + 0.480%),
4.99%, 06/25/36(b) ......... 512,000

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 6,071,791 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. LIBOR USD + 0.130%),
4.64%, 11/25/36(b) ......... $ 2,803,631
2,095,098 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-SEA1,
Class 2A1,
(1 mo. LIBOR USD + 1.900%),
6.41%, 02/25/47(b)(c) ....... 1,961,617
3,567,014 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. LIBOR USD + 0.540%),
5.05%, 02/25/36(b) ......... 3,057,895
4,125,986 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6.51%, 10/25/36 ........... 986,819
355,166 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. LIBOR USD + 0.300%),
4.81%, 03/25/36(b) ......... 347,831
8,000,000 Nationstar Home Equity Loan Trust,
Series 2007-A, Class M3,
(1 mo. LIBOR USD + 0.300%),
4.81%, 03/25/37(b) ......... 6,781,738
5,703,517 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. LIBOR USD + 0.675%),
5.18%, 12/25/35(b) ......... 4,356,017
6,500,000 New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class F,
4.44%, 02/17/39(c) ......... 5,732,559
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class E1,
4.00%, 09/04/39(c) ......... 4,192,465
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F,
4.00%, 09/04/39(c) ......... 3,939,999
593,201 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. LIBOR USD + 0.400%),
4.91%, 10/25/36(b) (c) ....... 669,713
1,211,120 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7.48%, 08/15/27 ........... 1,021,049
9,775,626 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7.40%, 07/15/30(b) ......... 2,445,628
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5.92%, 06/15/31(b)(e) ....... $ 953,238
5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6.61%, 06/15/31(b)(e) ....... 740,410
6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7.41%, 06/15/31(b)(e) ....... 947,838
561,881 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5.90%, 09/15/22(b) ......... 292,629
129,659 Oakwood Mortgage Investors, Inc.,
Series 2002-B, Class A4,
7.09%, 06/15/32(b) ......... 129,306
5,000,000 Pagaya AI Technology in Housing
Trust, Series 2022-1, Class D,
4.25%, 08/25/25(c) ......... 4,552,403
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3.63%, 07/25/35 ........... 2,257,092
2,657,989 PRET LLC, Series 2021-NPL6,
Class A1, STEP,
2.49%, 07/25/51(c) ......... 2,488,048
2,000,000 PRET LLC, Series 2021-NPL6,
Class A2, STEP,
5.07%, 07/25/51(c) ......... 1,820,682
6,178,280 PRET LLC, Series 2021-RN4,
Class A1,
2.49%, 10/25/51(b)(c) ....... 5,793,647
1,000,000 Progress Residential Trust, Series 2019-
SFR3, Class F,
3.87%, 09/17/36(c) ......... 945,550
3,000,000 Progress Residential Trust, Series 2019-
SFR4, Class F,
3.68%, 10/17/36(c) ......... 2,856,554
750,000 Progress Residential Trust, Series 2020-
SFR1, Class G,
4.03%, 04/17/37(c) ......... 691,681
2,997,239 Progress Residential Trust, Series 2021-
SFR10, Class F,
4.61%, 12/17/40(c) ......... 2,525,772
2,500,000 Progress Residential Trust, Series 2021-
SFR11, Class F,
4.42%, 01/17/39(c) ......... 2,049,775
3,500,000 Progress Residential Trust, Series 2021-
SFR8, Class F,
3.18%, 10/17/38(c) ......... 2,953,100

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,400,000 Progress Residential Trust, Series 2021-
SFR9, Class F,
4.05%, 11/17/40(c) ......... $ 1,982,766
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class F,
4.88%, 02/17/41(c) ......... 3,310,019
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class G,
5.52%, 02/17/41(c) ......... 3,295,144
1,548,000 Progress Residential Trust, Series 2022-
SFR3, Class E2,
5.60%, 04/17/39(c) ......... 1,416,314
4,751,000 Progress Residential Trust, Series 2022-
SFR4, Class E1,
6.12%, 05/17/41(c) ......... 4,264,033
5,000,000 Progress Residential Trust, Series 2022-
SFR5, Class E1,
6.62%, 06/17/39(c) ......... 4,676,469
6,000,000 Progress Residential Trust, Series 2022-
SFR6, Class D,
6.04%, 07/20/39(c) ......... 5,814,176
5,000,000 Progress Residential Trust, Series 2022-
SFR7, Class E1,
6.75%, 10/27/39(c) ......... 4,809,264
3,825,000 Residential Asset Securities Corp.
Trust, Series 2005-KS10,
Class M4,
(1 mo. LIBOR USD + 0.870%),
5.38%, 11/25/35(b) ......... 2,998,480
2,000,000 Residential Asset Securities Corp.
Trust, Series 2006-KS4,
Class M2,
(1 mo. LIBOR USD + 0.290%),
4.94%, 06/25/36(b) ......... 1,893,079
4,185,752 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. LIBOR USD + 0.320%),
4.83%, 09/25/36(b) ......... 3,216,250
8,491,817 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. LIBOR USD + 0.290%),
4.80%, 01/25/47(b) ......... 7,457,488
2,528,232 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. LIBOR USD + 0.270%),
4.78%, 02/25/37(b) ......... 1,122,411
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 11,682,886 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. LIBOR USD + 0.375%),
4.88%, 07/25/36(b) ......... $ 8,791,819
4,264,091 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. LIBOR USD + 0.675%),
5.18%, 11/25/35(b) ......... 3,691,624
4,363,389 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. LIBOR USD + 0.750%),
5.26%, 07/25/35(b) ......... 3,494,851
2,359,048 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. LIBOR USD + 0.660%),
5.17%, 02/25/37(b) ......... 5,276,735
1,700,000 Tricon American Homes Trust, Series
2017-SFR2, Class F,
5.10%, 01/17/36(c) ......... 1,652,847
1,520,000 Tricon American Homes Trust, Series
2020-SFR1, Class F,
4.88%, 07/17/38(c) ......... 1,442,614
1,500,000 Tricon Residential Trust, Series 2021-
SFR1, Class F,
3.69%, 07/17/38(c) ......... 1,304,574
968,000 Tricon Residential Trust, Series 2021-
SFR1, Class G,
4.13%, 07/17/38(c) ......... 825,798
1,600,000 Tricon Residential Trust, Series 2022-
SFR1, Class E2,
5.74%, 04/17/39(c) ......... 1,500,648
4,000,000 Tricon Residential Trust, Series 2022-
SFR2, Class E,
7.51%, 07/17/40(c) ......... 3,899,988
5,313,708 VOLT CVI LLC, Series 2021-NP12,
Class A1, STEP,
2.73%, 12/26/51(c) ......... 4,947,656
8,461,540 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. LIBOR USD + 0.400%),
4.91%, 06/25/37(b)(c) ....... 2,802,926
339,970,519
Total Asset-Backed Securities
(Cost $438,740,655)
371,510,671

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 25.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.7%
$ 3,800,000 1Texas Capital Bank CLN,
0.03%, 02/01/26 ........... $ 3,694,686
299,402 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
3.19%, 07/25/35(b) ......... 293,607
1,484,290 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
5.01%, 03/25/37(b) ......... 1,063,705
30,518 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
2.38%, 12/25/57(a)(b)(c) ..... 18,512
21,846 Ajax Mortgage Loan Trust, Series
2018-A, Class B,
2.74%, 04/25/58(c)(f) ....... 21,562
61,269 Ajax Mortgage Loan Trust, Series
2018-B, Class B,
5.96%, 02/26/57(c)(f) ....... 49,595
14,423 Ajax Mortgage Loan Trust, Series
2018-D, Class B,
2.72%, 08/25/58(b)(c) ....... 10,103
10,634 Ajax Mortgage Loan Trust, Series
2018-E, Class C,
1.00%, 06/25/58(b)(c) ....... 10,330
160,259 Ajax Mortgage Loan Trust, Series
2018-F, Class C,
1.89%, 11/25/58(c)(f) ....... 106,146
3,568,715 Ajax Mortgage Loan Trust, Series
2019-E, Class A, STEP,
3.00%, 09/25/59(c) ......... 3,563,202
3,512,199 Ajax Mortgage Loan Trust, Series
2019-E, Class B, STEP,
4.88%, 09/25/59(c) ......... 3,405,590
7,257,245 Ajax Mortgage Loan Trust, Series
2019-E, Class C,
2.57%, 09/25/59(c)(f) ....... 6,964,711
9,533,008 Ajax Mortgage Loan Trust, Series
2019-G, Class A, STEP,
3.00%, 09/25/59(c) ......... 9,341,596
2,927,374 Ajax Mortgage Loan Trust, Series
2019-G, Class B, STEP,
4.25%, 09/25/59(c) ......... 2,711,109
7,431,604 Ajax Mortgage Loan Trust, Series
2019-G, Class C,
1.03%, 09/25/59(c)(f) ....... 4,065,092
18,275,019 Ajax Mortgage Loan Trust, Series
2020-A, Class A, STEP,
2.38%, 12/25/59(c) ......... 17,909,096
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,328,402 Ajax Mortgage Loan Trust, Series
2020-A, Class B, STEP,
3.50%, 12/25/59(c) ......... $ 4,205,733
10,196,297 Ajax Mortgage Loan Trust, Series
2020-A, Class C,
1.88%, 12/25/59(c)(f) ....... 6,300,343
1,230,360 Ajax Mortgage Loan Trust, Series
2021-C, Class B, STEP,
3.72%, 01/25/61(c) ......... 1,093,306
3,103,920 Ajax Mortgage Loan Trust, Series
2021-C, Class C,
1.40%, 01/25/61(c)(f) ....... 3,100,593
10,805,635 Ajax Mortgage Loan Trust, Series
2021-D, Class A, STEP,
2.00%, 03/25/60(c) ......... 9,890,678
2,042,300 Ajax Mortgage Loan Trust, Series
2021-D, Class B,
4.00%, 03/25/60(b)(c) ....... 1,817,658
3,012,537 Ajax Mortgage Loan Trust, Series
2021-D, Class C,
0.00%, 03/25/60(b)(c) ....... 3,063,069
4,041,340 Ajax Mortgage Loan Trust, Series
2021-E, Class B2,
3.75%, 12/25/60(b)(c) ....... 3,236,992
4,000,000 Ajax Mortgage Loan Trust, Series
2021-E, Class M1,
2.94%, 12/25/60(b)(c) ....... 3,200,963
8,860,923 Ajax Mortgage Loan Trust, Series
2021-F, Class A, STEP,
1.88%, 06/25/61(c) ......... 7,995,401
1,080,800 Ajax Mortgage Loan Trust, Series
2021-F, Class B, STEP,
3.75%, 06/25/61(c) ......... 983,636
2,015,086 Ajax Mortgage Loan Trust, Series
2021-F, Class C,
0.56%, 06/25/61(c)(f) ....... 1,794,391
10,009,054 Ajax Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
3.50%, 10/25/61(c) ......... 8,906,132
532,000 Ajax Mortgage Loan Trust, Series
2022-A, Class A2,
3.00%, 10/25/61(b)(c) ....... 454,843
283,800 Ajax Mortgage Loan Trust, Series
2022-A, Class A3,
3.00%, 10/25/61(b)(c) ....... 239,208
2,128,000 Ajax Mortgage Loan Trust, Series
2022-A, Class B,
3.00%, 10/25/61(c) ......... 1,463,292
1,057,403 Ajax Mortgage Loan Trust, Series
2022-A, Class C,
3.00%, 10/25/61(c) ......... 1,392,641

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 310,300 Ajax Mortgage Loan Trust, Series
2022-A, Class M1,
3.00%, 10/25/61(c) ......... $ 245,190
1,392,000 Ajax Mortgage Loan Trust, Series
2022-A, Class M2,
3.00%, 10/25/61(c) ......... 1,081,482
88,700 Ajax Mortgage Loan Trust, Series
2022-A, Class M3,
3.00%, 10/25/61(c) ......... 66,149
12,515,384 Ajax Mortgage Loan Trust, Series
2022-B, Class A1, STEP,
3.50%, 03/27/62(c) ......... 11,710,019
403,400 Ajax Mortgage Loan Trust, Series
2022-B, Class A2,
3.00%, 03/27/62 (b)(c) ....... 343,778
345,800 Ajax Mortgage Loan Trust, Series
2022-B, Class A3,
3.00%, 03/27/62(b)(c) ....... 289,994
1,921,100 Ajax Mortgage Loan Trust, Series
2022-B, Class B,
3.00%, 03/27/62(c) ......... 1,193,923
1,140,327 Ajax Mortgage Loan Trust, Series
2022-B, Class C,
3.00%, 03/27/62(a)(c) ....... 1,195,291
259,300 Ajax Mortgage Loan Trust, Series
2022-B, Class M1,
3.00%, 03/27/62(c) ......... 193,866
1,287,100 Ajax Mortgage Loan Trust, Series
2022-B, Class M2,
3.00%, 03/27/62(c) ......... 919,068
1,223,276 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
3.39%, 09/25/46(b) ......... 1,068,779
926,178 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6.75%, 06/25/37 ........... 786,319
3,324,000 Angel Oak Mortgage Trust, Series
2020-R1, Class B2,
4.61%, 04/25/53(b)(c) ....... 2,844,319
1,000,000 Angel Oak Mortgage Trust I LLC,
Series 2019-2, Class B1,
5.02%, 03/25/49(b)(c) ....... 960,993
13,866,524 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
3.00%, 07/31/57(b)(c) ....... 5,278,023
2,957,767 ARI Investments LLC,
4.55%, 01/30/25(a)(e) ....... 2,809,879
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,205,369 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. LIBOR USD + 0.400%),
4.91%, 01/25/37(b) ......... $ 925,597
75,792 Banc of America Funding Corp. Trust,
Series 2005-F, Class 6A1,
4.05%, 09/20/35(b) ......... 64,463
314,808 Banc of America Funding Corp. Trust,
Series 2006-A, Class 3A2,
4.12%, 02/20/36(b) ......... 283,886
259,140 Banc of America Funding Corp. Trust,
Series 2006-E, Class 2A1,
3.54%, 06/20/36(b) ......... 233,008
1,132,182 Banc of America Funding Corp. Trust,
Series 2007-1, Class TA5, STEP,
6.59%, 01/25/37 ........... 998,832
3,176,148 Banc of America Funding Corp. Trust,
Series 2015-R3, Class 1A2,
2.80%, 03/27/36(b)(c) ....... 2,528,446
297,976 Banc of America Mortgage Trust,
Series 2005-I, Class 2A5,
3.86%, 10/25/35(b) ......... 272,883
16,466,034 Barclays Mortgage Trust, Series 2021-
NPL1, Class A, STEP,
2.00%, 11/25/51(c) ......... 15,673,685
1,177,500 Barclays Mortgage Trust, Series 2021-
NPL1, Class B, STEP,
4.63%, 11/25/51(c) ......... 1,141,931
2,647,361 Barclays Mortgage Trust, Series 2021-
NPL1, Class C,
0.47%, 11/25/51(c)(f) ....... 2,300,956
7,677,797 Barclays Mortgage Trust, Series 2022-
RPL1, Class A, STEP,
4 .25%, 02/25/28(c) ......... 7,275,449
1,187,900 Barclays Mortgage Trust, Series 2022-
RPL1, Class B, STEP,
4.25%, 02/25/28(c) ......... 1,022,083
2,122,043 Barclays Mortgage Trust, Series 2022-
RPL1, Class C,
0.23%, 02/25/28(a)(c)(f) ..... 1,186,859
76,101 Barclays Mortgage Trust, Series 2022-
RPL1, Class SA,
0.37%, 02/25/28(c)(f) ....... 34,301
1,842,164 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
5.63%, 12/26/37(b)(c) ....... 1,483,646
601,984 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
4.26%, 02/25/36(b) ......... 536,931

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 43,111 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-6, Class 5A1,
4.39%, 08/25/35(b) ......... $ 38,296
221,329 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
3.25%, 05/25/47(b) ......... 195,988
936,703 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. LIBOR USD + 0.440%),
4.95%, 04/25/36(b) ......... 1,247,045
2,542,242 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. LIBOR USD + 0.320%),
4.83%, 11/25/36(b) ......... 2,038,409
2,945,505 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A1,
(1 mo. LIBOR USD + 0.350%),
4.86%, 03/25/36(b) ......... 348,202
2,945,505 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A3,
(1 mo. LIBOR USD + 0.350%),
4.86%, 03/25/36(b) ......... 348,202
686,946 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. LIBOR USD + 0.280%),
4.79%, 08/25/36(b) ......... 665,355
181,676 Bear Stearns Mortgage Funding Trust,
Series 2006-SL4, Class A,
(1 mo. LIBOR USD + 0.300%),
4.81%, 11/25/36(b) ......... 183,600
2,501,000 BRAVO Residential Funding Trust,
Series 2021-NQM2, Class M1,
2.29%, 03/25/60(b)(c) ....... 2,089,292
3,100,000 CFMT LLC, Series 2021-HB7,
Class M3,
3.85%, 10/27/31(b)(c) ....... 2,841,081
2,686,386 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3.75%, 04/25/45(b) (c) ....... 2,267,488
3,563,357 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6.00%, 12/25/37 ........... 1,607,336
11,093,562 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6.00%, 02/25/37 ........... 4,453,886
1,397,391 CHNGE Mortgage Trust, Series 2022-
1, Class A1,
3.01%, 01/25/67(b)(c) ....... 1,272,894
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,965,273 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6.25%, 12/25/37 ........... $ 1,643,109
2,160,040 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6.50%, 06/25/38 ........... 1,674,827
70,350 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
3.56%, 06/25/36(b) ......... 64,487
2,837,561 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5.75%, 04/25/47(c) ......... 1,704,128
4,014,163 Citigroup Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
6.17%, 09/25/62(c) ......... 3,958,977
137,218 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
4.15%, 05/25/35(b) ......... 128,678
2,354,000 COLT Mortgage Loan Trust, Series
2022-1, Class B1,
4.11%, 12/27/66(b)(c) ....... 1,750,604
1,906,765 COLT Mortgage Loan Trust, Series
2022-7, Class A3,
6.25%, 04/25/67(b)(c) ....... 1,878,399
330,867 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6.00%, 02/25/35 ........... 246,958
629,677 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. LIBOR USD + 0.600%),
5.11%, 08/25/35(b) ......... 562,039
2,991,424 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A6,
(1 mo. LIBOR USD + 0.500%),
5.01%, 11/25/35(b) ......... 1,522,529
5,563,432 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. LIBOR USD + 5.500%),
0.99%, 11/25/35(b)(e) ....... 550,935
106,381 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
3.94%, 12/25/35(b) ......... 92,460
53,965 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.000%),
3.43%, 12/25/35(b) ......... 47,317

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 850,571 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. LIBOR USD + 0.450%),
4.96%, 05/25/35(b) ......... $ 735,821
568,938 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5.50%, 12/25/35 ........... 376,183
2,562,632 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. LIBOR USD + 0.350%),
4.86%, 05/25/36(b) ......... 1,109,110
1,574,223 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6.50%, 06/25/36 ........... 791,867
3,056,104 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6.00%, 07/25/36 ........... 1,485,157
987,908 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. LIBOR USD + 0.350%),
4.86% , 08/25/36(b) ......... 442,908
987,908 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. LIBOR USD + 7.150%),
2.64%, 08/25/36(b) ......... 180,915
1,018,395 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5 .75%, 08/25/36 ........... 580,859
1,041,658 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. LIBOR USD + 0.400%),
4.91%, 03/25/36(b) ......... 356,332
1,851,622 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A5,
(1 mo. LIBOR USD + 7.100%),
2.59%, 03/25/36(b) ......... 270,319
2,925,934 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5.50%, 03/25/36 ........... 1,292,159
1,123,339 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6.00%, 01/25/37 ........... 652,570
813,301 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%, 01/25/37 ........... 460,795
1,022,224 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 ........... 580,393
2,337,396 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6.00%, 02/25/37 ........... 1,327,115
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,455,619 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. LIBOR USD + 0.340%),
4.85%, 02/25/37(b) ......... $ 1,878,202
2,227,809 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. LIBOR USD + 6.600%),
2.09%, 02/25/37(b) ......... 437,319
115,009 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5.50%, 05/25/36 ........... 95,676
326,292 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. LIBOR USD + 0.400%),
4.91%, 05/25/36(b) ......... 256,770
2,408,694 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6.50%, 05/25/36 ........... 1,226,432
1,770,078 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(1 mo. LIBOR USD + 1.500%),
5.87%, 11/20/46(b) ......... 1,275,456
3,665,969 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.730%),
4.16%, 11/25/46(b) ......... 2,828,366
1,154,259 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. LIBOR USD + 0.380%),
4.89%, 11/25/46(b) ......... 1,023,340
2,598,218 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. LIBOR USD + 0.190%),
4.68%, 03/20/47(b) ......... 2,125,318
578,110 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(1 mo. LIBOR USD + 0.420%),
4 .93%, 05/25/36(b) ......... 488,419
2,106,555 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. LIBOR USD + 0.360%),
4.87%, 04/25/46(b) ......... 1,860,940
1,799,896 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5.75%, 06/25/37 ........... 858,130
1,812,934 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6.00%, 06/25/37 ........... 899,704

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 889,816 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6.00%, 08/25/37 ........... $ 464,081
4,132,506 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6.50%, 09/25/37 ........... 1,753,100
3,479,912 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6.50%, 11/25/37 ........... 1,756,950
810,712 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6.00%, 05/25/37 ........... 420,907
168,236 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
3.97%, 11/25/36 ........... 224,255
5,987,422 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.840%),
3.27%, 03/25/47(b) ......... 4,957,759
145,071 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. LIBOR USD + 0.360%),
4.87%, 04/25/47(b) ......... 35,747
1,136,935 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. LIBOR USD + 0.480%),
4.99%, 08/25/47(b) ......... 922,008
970,305 Countrywide Alternative
Resecuritization Loan Trust,
Series 2006-22R, Class 2A1,
6.25%, 05/25/36 ........... 584,663
1,374,191 Countrywide Alternative
Resecuritization Loan Trust,
Series 2008-1R, Class 2A3,
6.00%, 08/25/37 ........... 721,273
898,600 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
3.21%, 01/25/36(b) ......... 765,234
4,491,893 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 3A9,
(1 mo. LIBOR USD + 1.400%),
5.91%, 08/25/35 (b) ......... 3,122,017
153,237 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4.50%, 09/25/35 ........... 132,968
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 9,716,683 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
3.39%, 04/25/46(b) ......... $ 3,090,446
2,019,309 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. LIBOR USD + 0.400%),
4.91%, 04/25/46(b) ......... 1,871,775
1,379,751 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6.25%, 02/25/38 ........... 731,971
1,369,697 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
3.81%, 03/25/37(b) ......... 1,184,455
1,370,547 Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-9,
Class 3A1,
6.00%, 11/25/36 ........... 1,130,745
2,488,459 Credit Suisse Mortgage Capital
Certificates Trust, Series 2007-3,
Class 1A1A,
5.84%, 04/25/37(b) ......... 632,452
7,024,521 Credit Suisse Mortgage Capital
Certificates Trust, Series 2009-
12R, Class 3A1,
6.50%, 10/27/37(c) ......... 2,902,248
2,891,850 Credit Suisse Mortgage Capital
Certificates Trust, Series 2014-2R,
Class 17A3,
2.94%, 04/27/37(b) (c) ....... 2,636,418
5,457,041 Credit Suisse Mortgage Capital
Certificates Trust, Series 2015-4R,
Class 1A4,
(1 mo. LIBOR USD + 0.150%),
4.11%, 10/27/36(b)(c) ....... 3,948,359
2,400,000 Credit Suisse Mortgage Capital
Certificates Trust, Series 2020-
SPT1, Class B2,
3.39%, 04/25/65(b)(c) ....... 1,924,161
2,244,775 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class A2,
3.50%, 09/27/66(b)(c) ....... 1,983,051

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,877,367 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class B2,
0.43%, 09/27/66(c)(f) ....... $ 3,379,409
3,180,916 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class PT2,
3.17%, 07/26/60(a)(b)(c) ..... 1,081,511
3,289,850 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
NQM2, Class B1,
3.44%, 02/25/66(b)(c) ....... 2,069,037
4,386,514 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
RPL9, Class A1,
2.44%, 02/25/61(b)(c) ....... 4,118,281
6,070,994 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. LIBOR USD + 1.350%),
5.86%, 11/25/35(b) ......... 1,490,575
1,626,000 Deephaven Residential Mortgage
Trust, Series 2021-1, Class B1,
3.10% , 05/25/65(b)(c) ....... 1,335,292
3,314,000 Deephaven Residential Mortgage
Trust, Series 2022-1, Class B1,
4.30%, 01/25/67(b)(c) ....... 2,452,388
2,000,000 GCAT Trust, Series 2020-NQM2,
Class B1,
4.85%, 04/25/65(b)(c) ....... 1,742,146
3,437,000 GCAT Trust, Series 2021-NQM7,
Class B1,
4.50%, 08/25/66(b)(c) ....... 2,494,117
3,874,986 GCAT Trust, Series 2022-NQM4,
Class A2, STEP,
5.73%, 08/25/67(c) ......... 3,846,315
409,140 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3.35%, 11/19/35(b) ......... 357,017
3,271,585 GSMPS Mortgage Loan Trust, Series
2004-4, Class 1AF,
(1 mo. LIBOR USD + 0.400%),
4.91%, 06/25/34(b)(c) ....... 2,833,518
3,015,219 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. LIBOR USD + 0.350%),
4.86%, 01/25/35(b)(c) ....... 2,716,145
3,998,759 GSMPS Mortgage Loan Trust, Series
2005-RP3, Class 1AF,
(1 mo. LIBOR USD + 0.350%),
4.86%, 09/25/35(b)(c) ....... 3,423,911
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,136,089 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. LIBOR USD + 0.350%),
4.86%, 01/25/36(b)(c) ....... $ 938,871
221,947 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
4.22%, 01/25/35(b) ......... 207,385
2,534,071 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6.50%, 08/25/36 ........... 938,960
36,104 GSR Mortgage Loan Trust, Series
2006-9F, Class 9A1,
6.00%, 08/25/21 ........... 34,928
110,424 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
3.52%, 01/25/36(b) ......... 107,688
504,782 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6.00%, 07/25/37 ........... 354,367
8,946,694 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
2.50%, 06/25/47(b) ......... 5,641,371
1,539,184 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. LIBOR USD + 0.500%),
4.72%, 07/19/47(b) ......... 1,360,472
220,871 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
2.66%, 04/25/37(b) ......... 194,517
3,690,000 Homeward Opportunities Fund I
Trust, Series 2020-2, Class B1,
5.45%, 05/25/65(b)(c) ....... 3,349,332
2,866,067 Homeward Opportunities Fund Trust,
Series 2022-1, Class A2, STEP,
5.08%, 07/25/67(c) ......... 2,832,138
16,184,033 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.41%, 07/25/47(a)(b) ....... 102,615
1,485,867 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. LIBOR USD + 0.540%),
5.05%, 06/25/37(b) ......... 1,640,259
2,826,868 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX5, Class 2A2,
(1 mo. LIBOR USD + 0.240%),
4.75%, 08/25/37(b) ......... 2,444,833
865,651 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
2.08%, 10/25/37(b) ......... 585,377

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 6,238,201 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6.25%, 08/25/37 ........... $ 2,068,854
31,552 JP Morgan Mortgage Trust, Series
2017-5, Class A1B,
3.24%, 10/26/48(b)(c) ....... 30,319
99,621,115 JP Morgan Mortgage Trust, Series
2021-INV5, Class A2X,
0.50%, 12/25/51(b)(c) ....... 2,492,710
5,860,017 JP Morgan Mortgage Trust, Series
2021-INV5, Class A5X,
0.50%, 12/25/51(b)(c) ....... 146,629
105,481,132 JP Morgan Mortgage Trust, Series
2021-INV5, Class AX1,
0 .19%, 12/25/51(b)(c) ....... 1,003,010
1,299,438 JP Morgan Mortgage Trust, Series
2021-INV5, Class B4,
3.19%, 12/25/51(b)(c) ....... 845,620
454,831 JP Morgan Mortgage Trust, Series
2021-INV5, Class B5,
3.19%, 12/25/51(b)(c) ....... 266,859
1,554,529 JP Morgan Mortgage Trust, Series
2021-INV5, Class B6,
3.02%, 12/25/51(b)(c) ....... 583,149
33,590,630 JP Morgan Mortgage Trust, Series
2021-INV7, Class A2X,
0.50%, 02/25/52(b)(c) ....... 840,515
20,716,491 JP Morgan Mortgage Trust, Series
2021-INV7, Class A3X,
0.50%, 02/25/52(b)(c) ....... 478,203
7,872,776 JP Morgan Mortgage Trust, Series
2021-INV7, Class A4X,
0.50%, 02/25/52(b)(c) ....... 337,833
3,657,702 JP Morgan Mortgage Trust, Series
2021-INV7, Class A5X,
0.50% , 02/25/52(b)(c) ....... 91,524
65,837,696 JP Morgan Mortgage Trust, Series
2021-INV7, Class AX1,
0.27%, 02/25/52(b)(c) ....... 889,658
3,834,243 JP Morgan Mortgage Trust, Series
2021-INV7, Class B1,
3.27%, 02/25/52(b)(c) ....... 3,069,098
899,841 JP Morgan Mortgage Trust, Series
2021-INV7, Class B2,
3.27%, 02/25/52(b)(c) ....... 679,021
1,251,881 JP Morgan Mortgage Trust, Series
2021-INV7, Class B3,
3.27%, 02/25/52(b)(c) ....... 865,853
665,148 JP Morgan Mortgage Trust, Series
2021-INV7, Class B4,
3.27%, 02/25/52(b)(c) ....... 432,421
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 273,809 JP Morgan Mortgage Trust, Series
2021-INV7, Class B5,
3.27%, 02/25/52(b)(c) ....... $ 157,576
900,020 JP Morgan Mortgage Trust, Series
2021-INV7, Class B6,
3.10%, 02/25/52(b)(c) ....... 324,831
1,596,232 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
8.58%, 02/25/59(a)(c)(f) ..... 197,135
2,357,075 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4.25%, 02/25/59(b)(c) ....... 1,770,232
835,422 Loan Revolving Advance Investment
Trust, Series 2021-2, Class A1X,
(1 mo. LIBOR USD + 2.750%),
7.20%, 06/30/23(b)(c) ....... 825,923
4,205,039 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6.50%, 11/25/37 ........... 1,101,848
2,385,388 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7.50%, 05/25/35(c) ......... 1,809,585
1,017,594 MASTR Resecuritization Trust, Series
2008-3, Class A1,
5.51%, 08/25/37(b)(c) ....... 627,932
4,833,828 MCM Trust, Series 2021-VFN1,
2.50%, 09/25/31(a)(e) ....... 4,634,738
2,798,206 MCM Trust, Series 2021-VFN1,
Class CERT,
3.00%, 08/25/28(a)(e) ....... 1,847,462
1,783,228 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. LIBOR USD + 0.420%),
4.93%, 04/25/37(b) ......... 1,491,749
654,604 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
3.32%, 05/25/36(b) ......... 480,950
384,083 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6.25%, 10/25/36 ........... 185,681
2,913,675 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
2.88%, 05/26/37(c) ......... 2,769,966
2,548,655 Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B,
(1 mo. LIBOR USD + 0.160%),
4.71%, 12/26/46(b) (c) ....... 2,276,013

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 737,717 MortgageIT Trust, Series 2004-1,
Class B1,
(1 mo. LIBOR USD + 1.800%),
6.31%, 11/25/34(b) ......... $ 670,160
3,394,716 New Residential Mortgage Loan Trust,
Series 2019-NQM5, Class A1,
2.71%, 11/25/59(b)(c) ....... 3,150,910
1,389,000 New Residential Mortgage Loan Trust,
Series 2020-NQM1, Class B2,
4.52%, 01/26/60(b)(c) ....... 1,119,203
3,063,686 NYMT Loan Trust, Series 2020-SP2,
Class A1,
2.94%, 10/25/60(b)(c) ....... 2,968,944
2,654,393 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5.50%, 05/25/35(c) ......... 2,305,048
1,304,117 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6.00%, 05/25/35(c) ......... 1,071,016
3,420,074 PRPM LLC, Series 2020-4, Class A1,
STEP,
2.95%, 10/25/25(c) ......... 3,314,680
5,887,743 RCO VI Mortgage LLC, Series 2022-
1, Class A1, STEP,
3.00%, 01/25/27(c) ......... 5,551,867
444,288 Reperforming Loan REMIC Trust,
Series 2006-R2, Class AF1,
(1 mo. LIBOR USD + 0.420%),
4.93%, 07/25/36(b) (c) ....... 401,051
5,252,343 Residential Accredit Loans, Inc., Series
2005-QA10, Class A21,
4.14%, 09/25/35(b) ......... 2,246,531
1,428,350 Residential Accredit Loans, Inc., Series
2005-QA12, Class NB4,
4.96%, 12/25/35(b) ......... 1,269,969
546,992 Residential Accredit Loans, Inc., Series
2006-QO5, Class 2A1,
(1 mo. LIBOR USD + 0.380%),
4.89%, 05/25/46(b) ......... 502,497
465,511 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6.50%, 10/25/36 ........... 397,636
2,974,717 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. LIBOR USD + 0.550%),
5.06%, 01/25/37(b) ......... 2,081,727
640,227 Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A5,
(1 mo. LIBOR USD + 0.250%),
4.76%, 07/25/36(b) ......... 114,984
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,975,619 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA4, Class 2A1,
4.20%, 09/25/35(b) ......... $ 1,281,899
6,155,320 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA2, Class 2A1,
4.86%, 08/25/36(b) ......... 4,307,965
87,597 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA3, Class 2A1,
5.15%, 09/25/36(b) ......... 56,961
2,150,000 Residential Mortgage Loan Trust,
Series 2020-1, Class B2,
4.67%, 01/26/60(b)(c) ....... 1,549,079
3,750,000 Residential Mortgage Loan Trust,
Series 2020-2, Class B2,
5.40%, 05/25/60(b)(c) ....... 3,070,546
2,814,000 Residential Mortgage Loan Trust,
Series 2021-1R, Class B1,
3.42%, 01/25/65(b)(c) ....... 2,230,323
3,500,000 RMF Buyout Issuance Trust, Series
2021-HB1, Class M4,
4.70%, 11/25/31(b)(c) ....... 2,356,031
4,321,660 RMF Buyout Issuance Trust, Series
2021-HB1, Class M6,
6.00%, 11/25/31(a)(b)(c) ..... 2,527,307
10,675,072 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B,
12.75%, 07/25/56(c)(f) ...... 1,734,408
17,289,624 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO,
1.11%, 07/25/56(b)(c) ....... 1,729,365
4,709,803 Seasoned Credit Risk Transfer Trust,
Series 2018-2, Class BX,
2.55%, 11/25/57(b) ......... 1,782,472
2,620,872 Seasoned Credit Risk Transfer Trust,
Series 2018-3, Class BX,
0.64%, 08/25/57(b)(c) ....... 930,724
4,500,055 Seasoned Loans Structured Transaction
Trust, Series 2020-3, Class M1,
4.75%, 04/26/60(b)(c) ....... 4,261,911
100,000 SG Residential Mortgage Trust, Series
2019-3, Class B1,
4.08%, 09/25/59(b)(c) ....... 82,526
175,000 SG Residential Mortgage Trust, Series
2020-2, Class B1,
4.25%, 05/25/65(b)(c) ....... 140,604
257,000 SG Residential Mortgage Trust, Series
2020-2, Class M1,
3.19%, 05/25/65(b)(c) ....... 207,298

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 5,589,734 SG Residential Mortgage Trust, Series
2022-2, Class A2,
5.35%, 08/25/62(b)(c) ....... $ 5,547,146
2,425,000 Spruce Hill Mortgage Loan Trust,
Series 2020-SH1, Class B2,
4.68%, 01/28/50(b)(c) ....... 1,979,238
1,053,281 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
3.90%, 05/25/35(b) ......... 823,066
1,691,963 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
3.40%, 04/25/36(b) ......... 1,029,879
2,921,431 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. LIBOR USD + 0.440%),
4.95%, 05/25/46(b) ......... 972,213
1,127,615 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. LIBOR USD + 0.180%),
4.69%, 09/25/47(b) ......... 1,013,194
2,396,704 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. LIBOR USD + 0.350%),
4.86%, 06/25/35(b)(c) ....... 2,223,033
13,286,637 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A2,
6.00% , 10/25/36(c) ......... 7,454,599
441,222 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
2.78%, 04/25/37(b) ......... 265,938
154,248 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
2.41%, 04/25/37(b) ......... 88,580
109,297 Thornburg Mortgage Securities Trust,
Series 2007-3, Class 4A1,
(12 mo. LIBOR USD + 1.250%),
6.59%, 06/25/47(b) ......... 104,116
4,000,000 TRK Trust, Series 2022-INV1,
Class B1,
4.06%, 02/25/57(b)(c) ....... 2,938,830
5,290,989 TVC Holdings Plc, Series 2021-1,
Class A,
2.38%, 02/01/51(a)(e) ....... 4,926,439
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,322,747 TVC Holdings Plc, Series 2021-1,
Class CERT,
0.45%, 02/01/51(a)(e) ....... $ 1,155,552
3,343,000 Verus Securitization Trust, Series 2019-
INV3, Class M1,
3.28%, 11/25/59(b)(c) ....... 2,876,574
3,162,000 Verus Securitization Trust, Series 2021-
1, Class B1,
2.98%, 01/25/66(b)(c) ....... 2,066,793
5,000,000 Verus Securitization Trust, Series 2022-
1, Class B1,
4.01%, 01/25/67(b)(c) ....... 3,429,935
3,300,000 Vista Point Securitization Trust, Series
2020-2, Class B2,
5.16%, 04/25/65(b)(c) ....... 2,821,475
26,156,268 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
1.74%, 02/25/38(b)(c) ....... 7,300,813
743,333 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
HY7, Class 2A2,
3.37%, 07/25/37(b) ......... 620,815
5,722,483 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
OA4, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
3.23%, 05/25/47(b) ......... 4,905,263
1,178,146 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 1CB,
6.50%, 11/25/35 ........... 635,115
694,706 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5.50%, 11/25/35 ........... 643,361
3,825,532 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6.50%, 02/25/36 ........... 3,091,453
3,782,316 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6.72%, 07/25/36 ........... 954,472

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,144,473 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
3.39%, 08/25/46(b) ......... $ 709,340
534,394 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. LIBOR USD + 0.320%),
4.83%, 03/25/37(b) ......... 415,996
4,464,623 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. LIBOR USD + 6.680%),
2.17%, 03/25/37(b) ......... 378,032
946,090 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. LIBOR USD + 0.540%),
5.05%, 03/25/37 (b) ......... 744,377
850,650 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. LIBOR USD + 0.490%),
5.00%, 03/25/37(b) ......... 667,720
1,149,396 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
3.88% , 03/25/38(b) ......... 947,067
13,610,000 Western Alliance CLN,
5.63%, 12/28/24 ........... 13,599,544
4,031,368 Western Mortgage Reference Notes,
Series 2021-CL2, Class M1,
(SOFR 30A + 3.150%),
7.46%, 07/25/59(b)(c) ....... 3,985,010
4,055,154 Western Mortgage Reference Notes,
Series 2021-CL2, Class M2,
(SOFR 30A + 3.700%),
8.01%, 07/25/59(b)(c) ....... 3,965,357
508,925,337
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
833,504 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. LIBOR USD + 0.705%),
5.21%, 01/25/36(b)(c) ....... 758,211
711,053 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. LIBOR USD + 0.750%),
5.26%, 01/25/36(b)(c) ....... 645,757
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 1,010,361 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. LIBOR USD + 1.305%),
5.81%, 07/25/36(b)(c) ....... $ 936,298
5,668,180 Bayview Commercial Asset Trust,
Series 2007-4A, Class A1,
(1 mo. LIBOR USD + 0.450%),
4.96%, 09/25/37(b)(c) ....... 5,192,532
6,542,117 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. LIBOR USD + 1.500%),
6.01%, 10/25/37(b)(c) ....... 4,302,722
8,811,809 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. LIBOR USD + 1.500%),
5.89%, 12/25/37(b)(c) ....... 7,654,279
3,400,000 BX Commercial Mortgage Trust, Series
2019-XL, Class J,
(1 mo. Term SOFR + 2.764%),
7.24%, 10/15/36(b)(c) ....... 3,289,011
1,202,879 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
6.26%, 07/25/39(c) ......... 1,074,734
3,000,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M2,
(1 mo. LIBOR USD + 0.600%),
5.11% , 06/25/37(b)(c) ....... 2,274,916
3,600,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-3A, Class M2,
(1 mo. LIBOR USD + 2.000%),
6.51%, 10/25/37(b)(c) ....... 3,038,304
1,683,200 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5.32%, 10/26/48(b)(c) ....... 1,382,204
624,427 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6.36%, 10/26/48(b)(c) ....... 505,594
1,205,351 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4.01%, 03/25/49(b)(c) ....... 1,030,752
1,451,916 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4.12%, 03/25/49(b)(c) ....... 1,188,139
1,714,472 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4.61%, 03/25/49(b)(c) ....... 1,393,234

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 1,159,430 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5.70%, 03/25/49(b)(c) ....... $ 947,502
333,400 Velocity Commercial Capital Loan
Trust, Series 2019-2, Class M5,
4.93%, 07/25/49(b)(c) ....... 283,068
1,986,051 Velocity Commercial Capital Loan
Trust, Series 2021-1, Class M5,
3.97%, 05/25/51(b)(c) ....... 1,464,192
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M5,
4.01%, 08/25/51(b)(c) ....... 889,084
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M6,
4.92%, 08/25/51(b)(c) ....... 900,562
2,936,078 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M7,
6.54%, 08/25/51(c) ......... 2,251,256
4,593,515 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M5,
4.33%, 10/25/51(b)(c) ....... 3,371,949
1,969,995 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M5,
5.68%, 12/26/51(b)(c) ....... 1,487,277
3,902,203 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M6,
6.74%, 12/26/51(b)(c) ....... 2,857,659
4,767,582 Velocity Commercial Capital Loan
Trust, Series 2022-1, Class M4,
5.20%, 02/25/52(b)(c) ....... 3,808,592
2,322,897 Velocity Commercial Capital Loan
Trust, Series 2022-4, Class M2,
6.97%, 08/25/52(b)(c) ....... 2,211,754
1,987,080 Velocity Commercial Capital Loan
Trust, Series 2022-4, Class M3,
7.54%, 08/25/52(b)(c) ....... 1,814,876
56,954,458
Total Non-Agency Mortgage-Backed Securities
(Cost $640,716,885)
565,879,795
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
1,360,836 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2017-
DNA1, Class B2,
(1 mo. LIBOR USD + 10.000%),
14.51%, 07/25/29(b) ........ 1,361,133
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 29,416 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2018-
SPI2, Class M2,
3.83%, 05/25/48(b)(c) ....... $ 27,907
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $1,306,886)
1,389,040
U.S. GOVERNMENT SECURITIES — 23.0%
U.S. Treasury Bonds — 23.0%
41,315,000 3.63%, 08/15/43 ............... 40,265,986
42,400,000 3.63%, 02/15/44 ............... 41,197,562
48,055,000 3.38%, 05/15/44 ............... 44,901,391
47,350,000 3.13%, 08/15/44 ............... 42,470,730
47,550,000 3.00%, 02/15/47 ............... 41,537,525
52,750,000 2.75%, 08/15/47 ............... 43,984,433
45,400,000 3.00%, 08/15/48 ............... 39,707,266
46,350,000 3.38%, 11/15/48 ............... 43,438,641
47,000,000 3.00%, 02/15/49 ............... 41,214,961
47,300,000 2.88%, 05/15/49 ............... 40,508,016
59,560,000 1.25%, 05/15/50 ............... 34,682,067
57,000,000 1.63%, 11/15/50 ............... 36,555,703
33,700,000 2.38%, 05/15/51 ............... 25,889,762
Total U.S. Government Securities
(Cost $726,461,077)
516,354,043
CASH SWEEP — 8.6%
UNITED STATES — 8.6%
192,649,350 Citibank - US Dollars on Deposit in
Custody Account, 0.30%(g) ... 192,649,350
Total Cash Sweep
(Cost $192,649,350)
192,649,350
TOTAL INVESTMENTS — 102.2%
(Cost $2,698,754,138)
$ 2,295,323,836
LIABILITIES IN EXCESS OF
OTHER ASSETS — (2.2)%
(50,225,576)
NET ASSETS — 100.0%
$ 2,245,098,260
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $29,196,297 which is 1.30% of net assets and the cost is $34,195,272.
(b) Floating rate security. Rate shown is the rate in effect as of January
31, 2023.

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
The following abbreviations are used in the report:
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $744,388,804, which is 33.16% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(d) Perpetual security with no stated maturity date.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) Zero coupon security. The rate represents the yield at time of purchase.
(g) The rate shown represents the current yield as of January 31, 2023.
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
Total Return Swaps
Total return swap with Barclays Barclays Bank Plc 02/06/2024 $ 50,000 $ 929,580 $ – $ 929,580
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,045.18 and paying a (SOFR
RATE + 0.750%) at expiration date
Total Total Return Swaps $ 929,580
CDI — Chess Depositary Interests
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor's Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 16.5%
Bank Loans ................................. 0.3
Corporate Bonds ............................. 9.0
Exchange-Traded Funds ........................ 19.3
Non-Agency Mortgage-Backed Securities ............ 25.2
Preferred Stocks .............................. 0.2
U.S. Government Agencies and Securities ........... 23.1
Other
*
...................................... 6.4
100.0%
* Includes cash and equivalents, swap agreements, pending trades and
Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.